Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions [abstract]
Summary of detailed information about additional information of transactions with related parties
( A )	In addition to the transactions disclosed elsewhere in these consolidated financial statements, the Group had the following transactions with related parties during the years:

		For the year ended December 31,
	Notes	2019	2020	2021
		HK$	HK$	HK$
Underwriting services rendered to immediate holding company	(i)	26,420,072	—	—

Financial advisory services rendered to fellow subsidiaries	(i)	15,691,000	30,231,825	—
Financial advisory services rendered to related companies controlled by a director of the Company	(i)	—	95,513,306	—

Financial advisory services rendered to former fellow subsidiaries	(i)	—	—	104,300,690
Asset management service fee income from a related party controlled by a director of the Company	(i)	478,611	2,672,527	—
Investment banking service income from a related party controlled by a director of the Company	(i)	2,999,584	—	—
Management fee paid to immediate holding company	(i)	150,000	150,000	150,000

Investment advisory fee paid to a fellow subsidiary	(i)	180,000	180,000	180,000

Insurance commission paid to a fellow subsidiary	(i)	84,133	105,251	58,228

Asset management services rendered to fellow subsidiaries	(i)	457,431	1,362	1,147,769

Acquisition of investments from immediate holding company	(ii)(a)	—	556,161,528	163,180,000

Acquisition of investments from fellow subsidiaries	(ii)(b)	—	148,671,602	11,545,800

Disposal of an investment to a former fellow subsidiary	(ii)(c)	—	—	196,036,584

		For the year ended December 31,
	Notes	2019	2020	2021
		HK$	HK$	HK$

Administrative service fee paid to immediate holding company	(iii)	12,000,000	24,000,000	24,000,000
Interest income from immediate holding company	(iv)	17,562,104	101,159,079	116,028,045
Stock loan interest income from a former fellow subsidiary	(i)	—	—	34,740
Recharge from/(to) immediate holding company
—Staff costs		17,936,752	20,156,843	22,081,545
—Premises cost		5,300,986	14,010,263	13,964,993
—Office renovation		869,214	—	—
—Other operating expenses, net		9,798,649	—	—

	(iii)	33,905,601	34,167,106	36,046,538

Treasury shares repurchased from immediate holding company		—	—	5,000,000,000

Perpetual securities redeemed from a fellow subsidiary		—	—	4,648,331
Perpetual securities redeemed from a former fellow subsidiary		—	—	35,719,218

Net changes in fair value on derivative financial asset entered into with a related party	(v)	1,165,220,000	321,797,949	—

Consideration received for disposal of investments to a related party	(v)	—	972,215,580	—

Consideration received for settlement of derivatives contracts with a related party	(v)	—	618,682,641	—

Notes:

(i)	The terms of these services were comparable to the fee and conditions offered to the major customers of the Group.

(ii)
(a) In 2020, the transaction represented the acquisition of 14.4% interest in a fellow subsidiary, AMTD Digital Inc., from AMTD Group based on fair value at the date of acquisition. In 2021, the transaction represented the acquisition of 19.9% interest in another fellow subsidiary, AMTD Assets Alpha Group, from AMTD Group based on the investee’s net asset value on the date of acquisition. The unrealized fair value gain on these two investments for the year ended December 31, 2021 amounted to HK$545.2 million (2020: HK$336.4 million). Also refer to note 32 for the subsequent event relating to the acquisition of further interest in AMTD Digital Inc.

Summary of detailed information about compensation of key management personnel
(C)	Compensation of key management personnel of the Group:

	For the year ended December 31,
	2019	2020	2021
	HK$	HK$	HK$
Short-term employee benefits	43,062,534	32,692,568	22,426,846
Other long-term benefit	92,700	54,745	55,200

	43,155,234	32,747,313	22,482,046